RENTAL INCOME (Schedule of future minimum non-cancelable rental income) (Details) (USD $)	12 Months Ended
Jul. 31, 2014
2015	$ 15,243,803
2016	13,809,635
2017	10,721,058
2018	8,875,788
2019	7,996,472
After 2019	25,710,287
Total	82,357,043
Company owned property [Member]
2015	9,920,781
2016	8,946,599
2017	6,402,631
2018	6,143,524
2019	5,290,419
After 2019	12,741,765
Total	49,445,719
Leased property [Member]
2015	5,323,022
2016	4,863,036
2017	4,318,427
2018	2,732,264
2019	2,706,053
After 2019	12,968,522
Total	$ 32,911,324